Subsequent Events (Details Narrative)		1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 07, 2017 USD ($) shares	Dec. 22, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($)	Mar. 17, 2017 USD ($) ft² Number	Nov. 30, 2017 USD ($) Number	Feb. 28, 2017 USD ($) Number
Subsequent Event [Line Items]
Number of operating lease | Number					3	1
Lease termination					30 days	30 days
Gross rent, per month					$ 4,070	$ 1,073
Clint Skidmore [Member]
Subsequent Event [Line Items]
Debt instrument periodic payment		$ 20,000
Value of stock issued for conversion of debt		$ 200,000
Number of stock issued for conversion of debt (in shares) | shares		1,000,000
Debt instrument conversion price (in dollar per share) | $ / shares		$ 0.20
Clint Skidmore [Member] | New Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 200,000
Clint Skidmore [Member] | Original Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 400,000
Asset Purchase Agreement [Member] | Congo Ltd [Member]
Subsequent Event [Line Items]
Consideration for assets purchase	$ 840,000
Number of share issued for assets purchase | shares	3,000,000
Cash consideration for assets purchase	$ 75,000
Vancouver [Member]
Subsequent Event [Line Items]
Lease termination			30 days
Gross rent, per month			$ 1,347
Term of lease, description			month-to-month lease
Murfreesboro [Member]
Subsequent Event [Line Items]
Number of operating lease | Number				1
Gross rent, per month				$ 1,650
Additional amount payble for HVAC expenses, per month				$ 95
Area of lease | ft²				1,500
Total rent commitment				$ 20,940